SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans
2023

Share options exercised and outstanding	27,963,931
RSUs vested and outstanding	6,932,439
Ordinary shares available for issuance under the Share Option Plans	1,116,597

Total reserved and authorized shares as of December 31, 2023	36,012,967

Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	1,958,029	$25.01	3.15	$-
Granted	331,899	17.63
Exercised	(13,552)	20.77
Expired	(228,910)	25.56
Forfeited	(43,527)	26.70

Outstanding at December 31, 2023	2,003,939	$23.70	2.77	$152

Exercisable at December 31, 2023	1,232,748	$24.60	2.05	$-

Vested and expected to vest at December 31, 2023	1,983,281	$23.69	2.76	$149

Schedule of Stock Options Outstanding by Exercise Price Range
December 31, 2023
Outstanding				Exercisable
		Weighted-
		average	Weighted-		Weighted-
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$15.12-19.75	331,899	4.62	$17.63	-	$-
$22.5-24.89	1,280,769	1.69	$23.29	987,866	$23.32
$25.25-29.1	200,149	1.82	$27.40	134,488	$26.93
$32.71-35.43	191,122	3.11	$33.06	110,394	$32.97

	2,003,939			1,232,748

Schedule of RSU Activity
Year ended December 31,
2023

Outstanding at January 1, 2023	3,111,206
Granted	1,390,718
Vested	(740,398)
Forfeited	(400,491)

Outstanding as of December 31, 2023	3,361,035

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2023	2022	2021

Cost of revenues	$515	$399	$236
Research and development, net	7,709	7,215	5,412
Sales and marketing	12,395	11,196	8,811
General and administrative	10,531	7,286	3,115

Total expenses	$31,150	$26,096	$17,574

Skyhawk (CNP) Security Ltd. Share Option Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	20,341,993	$0.33	6.43	3,017,612
Granted	1,428,000	0.48	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	(3,093,688)	0.48	-	-

Outstanding at December 31, 2023	18,676,305	$0.32	5.74	3,017,612

Exercisable at December 31, 2023	2,140,151	$0.01	5.69	1,005,871

Vested and expected to vest at December 31, 2023	18,676,305	$0.32	5.74	3,017,612

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2023	2022
Cost of revenues	$-	$-
Research and development, net	796	77
Sales and marketing	159	45
General and administrative	1,917	1,135

Total expenses	$2,872	$1,257